Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Critical Accounting Judgments and Estimates [Abstract]
Derivative financial assets, at fair value		$ 1.0
Derivative financial liabilities, at fair value		5.4
Derivative assets and liabilities value
Goodwill	2,446.6	2,446.6
Intangible assets	$ 756.9	$ 762.7